Label	Element	Value
FidelitySAIMunicipalMoneyMarketFund-PRO | FloatingNavMember | Fidelity SAI Municipal Money Market Fund
Risk Text Block	rr_RiskTextBlock	Floating NAV. The fund does not maintain a constant NAV per share of $1.00. The value of the fund's shares will be calculated to four decimal places and will vary as a result of changes in the value of the securities in which the fund invests.
FidelitySAIMunicipalMoneyMarketFund-PRO | IncomeRiskMember | Fidelity SAI Municipal Money Market Fund
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FidelitySAIMunicipalMoneyMarketFund-PRO | ForeignExposureMember | Fidelity SAI Municipal Money Market Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries .
FidelitySAIMunicipalMoneyMarketFund-PRO | InterestRateChangesMember | Fidelity SAI Municipal Money Market Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelitySAIMunicipalMoneyMarketFund-PRO | MunicipalMarketVolatilityMember | Fidelity SAI Municipal Money Market Fund
Risk Text Block	rr_RiskTextBlock	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
FidelitySAIMunicipalMoneyMarketFund-PRO | IssuerSpecificChangesMember | Fidelity SAI Municipal Money Market Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.